RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2024
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

NOTE 12 — RELATED PARTY TRANSACTIONS

Due to related parties

As of June 30, 2024 and December 31, 2023, balance due to a related party, Zhang Jian Xin, a legal representative of China Liberal Beijing, amounted to $0.7 million and $0.7 million, respectively. This borrowing was used for working capital during the Company’s normal course of business and was at an effective annual interest rate of 3.45% since January 2023 onwards and due on demand.

As of June 30, 2024 and December 31, 2023, balance due to a related party, Ms. Ngai Ngai Lam, CEO and Chairwoman of the Company, amounted to $9,415 and $0.3 million, respectively. The balance outstanding as of December 31, 2023 represented a borrowing of $0.3 million from Ms. Ngai Ngai Lam to the Company. The borrowing was used for working capital during the Company’s normal course of business, carried an effective annual interest rate of 3.45% since May 2023 onwards, and was repaid in full in May 2024.The balance as of June 30, 2024 represented the amount advanced by Ms. Ngai Ngai Lam to the Company.

As of June 30, 2024 and December 31, 2023, balance due to a related party, Zhou Mingbo, a shareholder of China Liberal, amounted to nil and $0.4 million, respectively. This borrowing was used for working capital during the Company’s normal course of business and was at an effective annual interest rate of 3.3% and was fully repaid in March 2024.

For the six months ended June 30, 2024 and 2023, interest expenses were $11,027 and $2,439, respectively.